Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs (Detail) $ in Thousands	Dec. 31, 2025 MXN ($) MMB	Dec. 31, 2024 MXN ($) MMB
Disclosure of detailed information about financial instruments [line items]
Net total	$ (63,571,866)	$ (99,768,509)
Subtotal
Disclosure of detailed information about financial instruments [line items]
Fair Value	(63,571,866)	(99,508,627)
Petróleos Mexicanos pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	506,708
Fair Value	0	5,090
Petróleos Mexicanos pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	1,976,159
Fair Value	0	41,133
Petróleos Mexicanos pays floating in 6-month U.S. dollar SOFR + spread and receives fixed in U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	14,373,360	18,241,470
Fair Value	195,655	(77,608)
Petróleos Mexicanos pays the 28-day TIIE + spread in pesos and receives fixed in UDI.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	28,670,492	31,733,673
Fair Value	9,058,137	5,491,946
Petróleos Mexicanos pays TIIEF + spread in pesos and receives fixed in U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	36,091,100	0
Fair Value	(839,306)	0
Petróleos Mexicanos pays fixed in U.S. dollar and receives fixed in euro.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	50,018,064	147,904,655
Fair Value	5,585	(9,396,306)
Petróleos Mexicanos pays fixed in U.S. dollar and receives fixed in Pound sterling.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	11,991,942
Fair Value	0	(708,227)
Petróleos Mexicanos Buy Put, Sell Put and Sell Call on Japanese yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	9,171,948	10,314,656
Fair Value	(2,841,492)	(2,612,530)
Petróleos Mexicanos Buy call, Sell Call and Sell Put on euro
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,844,069	41,446,951
Fair Value	(311,664)	(4,953,719)
Petróleos Mexicanos Sell Call on Pound sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	11,415,512
Fair Value	0	0
Petróleos Mexicanos Sell Call on euro
Disclosure of detailed information about financial instruments [line items]
Notional Amount	43,262,535	83,943,191
Fair Value	(223,737)	(142,993)
Petróleos Mexicanos Buy Put and Sell Call on pesos
Disclosure of detailed information about financial instruments [line items]
Notional Amount	17,966,700	0
Fair Value	(444,490)	0
Petróleos Mexicanos pays Pesos and receives U.S. dollar.
Disclosure of detailed information about financial instruments [line items]
Notional Amount	16,875,103	0
Fair Value	(13,717,311)	0
Petróleos Mexicanos pays U.S. dollar and Pesos and receives U.S. dollar and Pesos
Disclosure of detailed information about financial instruments [line items]
Notional Amount	43,349,310	110,393,509
Fair Value	$ (54,453,243)	$ (87,155,413)
Subtotal
Disclosure of detailed information about financial instruments [line items]
Volume (MMb)	0	(259,882)
Crude oil Options
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 0	$ (259,882)
Volume (MMb) | MMB	0.00	64.57
Futures | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 23,052	$ (6,128)
Volume (MMb) | MMB	(0.67)	(0.03)
Petroleum Products Swaps | Exchange traded
Disclosure of detailed information about financial instruments [line items]
Fair Value	$ 38,942	$ (15,006)
Volume (MMb) | MMB	(1.43)	(0.89)